Note 3 - Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Note 3 - Debt

Convertible debentures

On October 25, 2006, the Company entered into a securities purchase agreement (“2006 Purchase Agreement”) with four accredited investors (the “2006 Purchasers”). In conjunction with the signing of the 2006 Purchase Agreement, the Company issued secured convertible debentures (“2006 Debentures”) and Series A, B, C, D, and E common stock warrants (“2006 Warrants”) to the 2006 Purchasers, and the parties also entered into a security agreement (the “2006 Security Agreement”) pursuant to which the Company agreed to grant the 2006 Purchasers, pari passu, a security interest in substantially all of the Company’s assets.

Pursuant to the terms of the 2006 Purchase Agreement, the Company issued the 2006 Debentures in an aggregate principal amount of $1,694,250 to the 2006 Purchasers. The 2006 Debentures are subject to an original issue discount of 20.318% resulting in proceeds to the Company of $1,350,000 from the transaction. The 2006 Debentures were due on October 25, 2008. The 2006 Debentures are convertible, at the option of the 2006 Purchasers, at any time prior to payment in full, into shares of common stock of the Company. As a result of the full ratchet anti-dilution provision the current conversion price is $2.50 per share (the “2006 Conversion Price”). Beginning on the first of the month beginning February 1, 2007, the Company was required to amortize the 2006 Debentures in equal installments on a monthly basis resulting in a complete repayment by the maturity date (the “Monthly Redemption Amounts”). The Monthly Redemption Amounts could have been paid in cash or in shares, subject to certain restrictions. If the Company chose to make any Monthly Redemption Amount payment in shares of common stock, the price per share would have been the lesser of the Conversion Price then in effect and 85% of the weighted average price for the 10-trading days prior to the due date of the Monthly Redemption Amount. The Company did not make any of the required monthly redemption payments.

Pursuant to the provisions of the 2006 Debentures, such non-payment was an event of default and penalty interest has accrued on the unpaid redemption balance at an interest rate equal to the lower of 18% per annum and the maximum rate permitted by applicable law. In addition, each of the 2006 Purchasers has the right to accelerate the cash repayment of at least 130% of the outstanding principal amount of the 2006 Debenture (plus accrued but unpaid liquidated damages and interest) and to sell substantially all of the Company’s assets pursuant to the provisions of the 2006 Security Agreement to satisfy any such unpaid balance. On June 6, 2008, the Company received notification from Bristol Investment Fund, Ltd (“Bristol”), that the collateral held under the 2006 Security Agreement would be sold to the highest qualified bidder on Thursday, June 19, 2008. On June 19, 2008, the Company received a Notice of Disposition of Collateral from Bristol in which Bristol notified the Company that Bristol, acting as the agent for itself and the three other 2006 Purchasers, purchased certain assets held as collateral under the 2006 Security Agreement. Bristol purchased 111,025 shares of common stock of BioCheck, Inc., the Company’s majority owned subsidiary, on a credit bid of $50,000, and Bristol also purchased 1,000 shares of the capital stock of OXIS Therapeutics, Inc., a wholly owned subsidiary of OXIS, for a credit bid of $10,000. In December 2005, OXIS purchased the 111,025 shares of common stock of BioCheck, Inc. for $3,060,000. After crediting the aggregate amount of $60,000 to the aggregate amount due under the 2006 Debentures, plus fees and charges due through June 19, 2008, Bristol notified the Company that the Company remains obligated to the 2006 Purchasers in a deficiency in an aggregate amount of $2,688,000 as of June 19, 2008. As a result of the disposition of the collateral, the Company recorded a net loss aggregating $2,978,000.

Under the 2006 Purchase Agreement, the 2006 Purchasers also have a right of first refusal to participate in up to 100% of any future financing undertaken by the Company until the 2006 Debentures are no longer outstanding. In addition, the Company is also prohibited from effecting any subsequent financing involving a variable rate transaction until such time as no 2006 Purchaser holds any of the 2006 Debentures. Furthermore, so long as any 2006 Purchaser holds any of the securities issued under the 2006 Purchase Agreement, if the Company issues or sells any common stock or instruments convertible into common stock which a 2006 Purchaser reasonably believes is on terms more favorable to such investors than the terms pursuant to the 2006 Debentures or 2006 Warrants, the Company is obligated to permit such 2006 Purchaser the benefits of such better terms.

Of the 2006 Warrants issued by the Company to the 2006 Purchasers, only the Series A Warrants remain outstanding. The Series A Warrants, which now expire in July 2019, permit the holders to purchase 9,681 shares of common stock at an original exercise price of $87.50 per share. Such exercise price is adjustable pursuant to a full ratchet anti-dilution provision and upon the occurrence of a stock split or a related event.

During 2009, Bristol converted $177,900 of the principal amount of 2006 Debentures for 71,160 shares of the Company’s common stock. During 2010, Bristol converted an additional $401,000 of the principal amount of 2006 Debentures for 160,400 shares of the Company’s common stock. During 2011, an additional $605,000 of the principal amount of 2006 Debentures was converted into 242,000 shares of the Company’s common stock. During 2012, an additional $369,625 of the principal amount of 2006 Debentures was converted into 350,619 shares of the Company’s common stock.

The 2006 Debentures do not meet the definition of a “conventional convertible debt instrument” since they are not convertible into a fixed number of shares. The Monthly Redemption Amounts can be paid with common stock at a conversion price that is a percentage of the market price; therefore the number of shares that could be required to be delivered upon “net-share settlement” is essentially indeterminate. Therefore, the 2006 Debentures are considered “non-conventional,” which means that the conversion feature must be bifurcated from the debt and shown as a separate derivative liability. This beneficial conversion liability has been calculated to be $690,000 on October 25, 2006. In addition, since the 2006 Debentures are convertible into an indeterminate number of shares of common stock, it is assumed that the Company could never have enough authorized and unissued shares to settle the conversion of the 2006 Warrants issues in this transaction into common stock. Therefore, the 2006 Warrants have a fair value of $2,334,000 at October 25, 2006. The value of the 2006 Warrant was calculated using the Black-Scholes model using the following assumptions: Discount rate of 4.5%, volatility of 158% and expected term of 1 to 6 years. The fair value of the beneficial conversion feature and the 2006 Warrant liability will be adjusted to fair value on each balance sheet date with the change being shown as a component of net loss. The fair value of the beneficial conversion feature and the 2006 Warrants at the inception of the 2006 Debentures were $690,000 and $2,334,000, respectively. The first $1,350,000 of these discounts was amortized over the term of the 2006 Debenture and the excess of $1,674,000 was shown as financing costs in statement of operations.

The Company and Bristol entered into a Forbearance Agreement on December 3, 2015, pursuant to which Bristol agreed to refrain and forbear from exercising certain rights and remedies with respect the 2006 Debentures for three months. In exchange for the Forbearance Agreement, the Company issued an allonge in the amount of $250,000 increasing the principal amount if the 2006 Debentures.

On October 1, 2009, the Company entered into a financing arrangement with several accredited investors (the “2009 Investors”), pursuant to which it sold various securities in consideration of a maximum aggregate purchase price of $2,000,000 (the “2009 Financing”). In connection with the 2009 Financing, the Company issued the following securities to the 2009 Investors:

●	0% Convertible Debentures in the principal amount of $2,000,000 due 24 months from the date of issuance (the “ 2009 Debentures”), convertible into shares of the Company’s common stock at a per share conversion price equal to $12.50 per share;
●	Series A warrant to purchase such number of shares of the Company’s common stock equal to 50% of the principal amount invested by each 2009 Investor (the “2009 Class A Warrants” ) resulting in the issuance of Class A Warrants to purchase 80,000 shares of common stock of the Company.

●	Series B warrant to purchase such number of shares of the Company’s common stock equal to 50% of the principal amount invested by each 2009 Investor (the “2009 Class B Warrants”) resulting in the issuance of Class B Warrants to purchase 80,000 shares of common stock of the Company.

The Class A Warrants and Class B Warrants (collectively, the “ 2009 Warrants”) are exercisable for up to five years from the date of issue at a per share exercise price equal to $15.625 and $18.75 for the Class A Warrants and the Class B Warrants, respectively, on a cash or cashless basis. The 2009 Debentures and the 2009 Warrants are collectively referred to herein as the “2009 Securities”.

In connection with the sale of the 2009 Securities by the Company, the Company and Bristol entered a Standstill and Forbearance Agreement, pursuant to which Bristol agreed to refrain and forbear from exercising certain rights and remedies with respect to (i) the 2006 Debentures and (ii) certain demand notes (the “Bridge Notes”) issued by the Company on October 8, 2008, March 19, 2009, April 7, 2009, April 28, 2009, May 21, 2009 and June 25, 2009 and discussed under the caption “Demand Notes” below. In connection with the sale of the 2009 Securities by the Company, the Company and Bristol have also entered into a waiver agreement (the “Waiver Agreement”) pursuant to which Bristol waived certain rights with respect to the 2006 Debentures and Bridge Notes.

The conversion price of the 2009 Debentures and the exercise price of the 2009 Warrants are subject to full ratchet anti-dilution adjustment in the event that the Company thereafter issues common stock or common stock equivalents at a price per share less than the conversion price or the exercise price, respectively, and to other normal and customary anti-dilution adjustment upon certain other events. So long as the 2009 Debentures are outstanding, if the Company effects a subsequent financing, the October 2009 Investors may elect, in their sole discretion, to exchange all or some of the October 2009 Debentures (but not the 2009 Warrants) for any securities or units issued in a subsequent financing on a $1.00 for $1.00 basis or to have any particular provisions of the subsequent financing legal documents apply to the documents utilized for the October 2009 Financing.

The Company also agreed that if it determines to prepare and file with the Commission a registration statement relating to an offering for its own account or the account of others, then it shall include the shares of common stock underlying the 2009 Securities on such registration statement. The 2009 Investors have contractually agreed to restrict their ability to convert the 2009 Debentures and exercise the 2009 Warrants and receive shares of our common stock such that the number of shares of the Company common stock held by a 2009 Investor and its affiliates after such conversion or exercise does not exceed 4.9% of the Company’s then issued and outstanding shares of common stock.

During 2010, 2009 Investors converted $1,335,000 of the principal amount of 2009 Debentures for 106,800 shares of the Company’s common stock. During 2011, 2009 Investors converted $610,000 of the principal amount of 2009 Debentures for 48,800 shares of the Company’s common stock.

The Company entered into a Forbearance Agreement on December 3, 2015, pursuant to which the remaining 2009 Debenture holder agreed to refrain and forbear from exercising certain rights and remedies with respect the 2009 Debentures for three months. In exchange for the Forbearance Agreement, the Company issued an allonge in the amount of $250,000 increasing the principal amount of the 2009 Debentures to $305,000 as of March 31,2016.

On June 1, 2011, the Company entered into a financing arrangement with several accredited investors (the “June 2011 Investors”), pursuant to which it sold various securities in consideration of a maximum aggregate purchase price of $500,000 (the “June 2011 Financing”). In connection with the June 2011 Financing, the Company issued the following securities to the June 2011 Investors:

●	12% Convertible Debentures in the principal amount of $500,000 due April 15, 2012, convertible into shares of the Company’s common stock at a per share conversion price equal to $25.00 per share; and
●	Warrants to purchase 20,000 of shares of the Company’s common stock. The warrants are exercisable, on a cash or cashless basis, for up to two years from the date of issue at a per share exercise price equal to $37.50. During 2015, the exercise price was adjusted to $1.25 and the exercise date was extended to June 2019.

In November, 2011, the Company entered into a financing arrangement with several accredited investors (the “November 2011 Investors”), pursuant to which it sold various securities in consideration of a maximum aggregate purchase price of $275,000 (the “November 2011 Financing”). In connection with the November 2011 Financing, the Company issued the following securities to the November 2011 Investors:

●	8% Convertible Debentures in the principal amount of $275,000 due in two years, convertible into shares of the Company’s common stock at a per share conversion price equal to $12.50 per share; and
●	Warrants to purchase 22,000 of shares of the Company’s common stock. The Class A Warrants and Class B Warrants (collectively, the “Warrants”) are exercisable for up to five years from the date of issue at a per share exercise price equal to $15.625 and $18.75 for the Class A Warrants and the Class B Warrants, respectively, on a cash or cashless basis.

In March, 2012, the Company entered into a financing arrangement with several accredited investors pursuant to which it sold various securities in consideration of a maximum aggregate purchase price of $617,500 (the “March 2012 Financing”). In connection with the March 2012 Financing, the Company issued the following securities to the investors:

●	8% Convertible Debentures in the principal amount of $617,500 due in two years, convertible into shares of the Company’s common stock at a per share conversion price equal to $12.50 per share; and
●	Warrants to purchase 49,400 of shares of the Company’s common stock. The Class A Warrants and Class B Warrants (collectively, the “ March 2012 Warrants”) are exercisable for up to five years from the date of issue at a per share exercise price equal $15.625 and $18.75 for the Class A Warrants and the Class B Warrants, respectively, on a cash or cashless basis.

In April 2012, the Company agreed to an adjustment as negotiated to enable inducement of further financing of the Company. Pursuant to the anti-dilution provisions in the convertible instruments, the conversion price of certain convertible instruments is now $2.50 (with the exception of the conversion price of the October 2006 Debenture which is already priced at the lesser of $2.50 and 60% of the average of the lowest three trading prices occurring at any time during the 20 trading days preceding conversion).

In May, 2012, the Company entered into a financing arrangement with several accredited investors pursuant to which it sold various securities in consideration of a maximum aggregate purchase price of $275,000 (the “May 2012 Financing”). In connection with the May 2012 Financing, the Company issued the following securities to the investors:

●	8% Convertible Debentures in the principal amount of $275,000 due May 2014, convertible into shares of the Company’s common stock at a per share conversion price equal to $12.50 per share; and
●	Warrants to purchase 22,000 of shares of the Company’s common stock. The Class A Warrants and Class B Warrants (collectively, the “ May 2012 Warrants”) are exercisable for up to five years from the date of issue at a per share exercise price equal to $15.625 and $18.75 for the Class A Warrants and the Class B Warrants, respectively, on a cash or cashless basis.

On August 8, 2012, a Settlement Agreement and Mutual General Release ("Agreement") was made by and between OXIS and Bristol Investment Fund, Ltd., in order to settle certain claims regarding certain convertible debentures held by Bristol.

Pursuant to the Agreement, OXIS shall pay Bristol (half of which payment would redound to Theorem Capital LLC (“Theorem”)) a total of $1,119,778 as payment in full for the losses suffered and all costs incurred by Bristol in connection with the Transaction. Payment of such $1,119,778 shall be made as follows: OXIS shall issue restricted common stock to each of Bristol and Merit, in an amount such that each Bristol and Theorem shall hold no more than 9.99% of the outstanding shares of OXIS (including any shares that each may hold as of the date of issuance). The shares so issued represent $417,475.65 of the $1,119,778 payment (111,327 shares at $3.75 per share, of which 36,675 will be retained by Bristol and 74,652 will be issued to Theorem). The remaining balance of the payment shall be made in the form of two convertible promissory notes in the respective amounts of $422,357.75 for Bristol and $279,944.60 for Theorem (collectively, the “Notes”) with a maturity of December 1, 2017 having an 8% annual interest rate, with interest only accruing until January 1, 2013, and then level payments of $3,750 each beginning January 1, 2013 until paid in full on December 1, 2017. In the event a default in the monthly payments on the Notes has occurred and is continuing each holder of the Notes shall be permitted to convert the unpaid principal and interest of the Notes into shares of OXIS at $2.50 cents per share. In the absence of such continuing default no conversion of the Notes will be permitted. OXIS will have the right to repay the Notes in full at any time without penalty.

Effective April, 2013 the Company entered into a securities purchase agreement with one accredited investor to sell 10% convertible debentures with an initial principal balance of $75,000.

In October and November, 2013, the Company entered into a securities purchase agreement with four accredited investors to sell 10% convertible debentures with an initial principal balance of $172,000 and warrants to acquire up to 98,286 shares of the Company’s common stock at an exercise price of $2.50 per share.

In December, 2013, the Company entered into a convertible demand promissory note with an initial principal balance of $189,662 convertible at $1.75 per share and warrants to acquire up to 108,378 shares of the Company’s common stock at an exercise price of $2.50 per share.

In January, 2014, the Company entered into a securities purchase agreement with one accredited investor to sell 10% convertible debentures with an initial principal balance of $50,000 and warrants to acquire up to 28,571 shares of the Company’s common stock at an exercise price of $2.50 per share.

In April, 2014, the Company entered into a securities purchase agreement with three accredited investors to sell 10% convertible debentures with an initial principal balance of $49,000 and warrants to acquire up to 22,286 shares of the Company’s common stock at an exercise price of $2.50 per share.

In July 2014, the Company agreed to an adjustment as negotiated to enable inducement of further financing of the Company. Pursuant to the anti-dilution provisions in the convertible instruments, the conversion price of certain convertible instruments is now $1.75 (with the exception of the conversion price of the October 2006 Debenture which is already priced at the lesser of $1.75 and 60% of the average of the lowest three trading prices occurring at any time during the 20 trading days preceding conversion).

On July 24, 2014, the Company entered into a securities purchase agreement with ten accredited investors to sell 10% convertible debentures, with an exercise price of $1.75, with an initial principal balance of $1,250,000 and warrants to acquire up to 714,286 shares of the Company’s common stock at an exercise price of $2.50 per share.

Also on July 24, 2014, the Company sold to Kenneth Eaton, the Company’s Chief Executive Officer, a $175,000 debenture, with an exercise price of $1.75, as payment in full for all accrued and unpaid salary and fees owed to Mr. Eaton. This note was converted on the second quarter of 2016.

On October 15, 2014, the Company entered into a securities purchase agreement with three accredited investors to sell 10% convertible debentures, with an exercise price of $2.50, with an initial principal balance of $1,250,000 and warrants to acquire up to 400,000 shares of the Company’s common stock at an exercise price of $5.00 per share.

On February 23, 2015, the Company entered into a securities purchase agreement with ten accredited investors to sell 10% convertible debentures, with an exercise price of $6.25, with an initial principal balance of $2,350,000 and warrants to acquire up to 376,000 shares of the Company’s common stock at an exercise price of $7.50 per share.

Effective July 2015, the Company entered into a securities purchase agreement with three accredited investors to sell 10% convertible debentures, with an exercise price of $5.00, with an initial principal balance of $550,000 and warrants to acquire up to 111,765 shares of the Company’s common stock at an exercise price of $6.25 per share.

Effective October 2015, the Company entered into a securities purchase agreement with three accredited investors to sell 10% convertible debentures, with an exercise price of $2.50, with an initial principal balance of $500,000 and warrants to acquire up to 200,000 shares of the Company’s common stock at an exercise price of $2.50 per share.

Effective November 2015, the Company entered into a securities purchase agreement with two accredited investors to sell 10% convertible debentures, with an exercise price of $2.50, with an initial principal balance of $100,000 and warrants to acquire up to 80,000 shares of the Company’s common stock at an exercise price of $2.50 per share.

Effective December 2015, the Company entered into a securities purchase agreement with two accredited investors to sell 10% convertible debentures, with and an exercise price of $1.25, with an initial principal balance of $350,000 and warrants to acquire up to 280,000 shares of the Company’s common stock at an exercise price of $1.25 per share.

In December 2015, the Company agreed to an adjustment as negotiated to enable inducement of further financing of the Company. Pursuant to the anti-dilution provisions in all the convertible instruments, the conversion price of certain convertible instruments is now $1.25 (with the exception of the conversion price of the October 2006 Debenture which is already priced at the lesser of $1.25 and 60% of the average of the lowest three trading prices occurring at any time during the 20 trading days preceding conversion).

In January 2016, the Company entered into a securities purchase agreement with one accredited investor to sell 10% convertible debentures, with and an exercise price of $1.25, with an initial principal balance of $150,000 and warrants to acquire up to 80,000 shares of the Company’s common stock at an exercise price of $1.25 per share.

In May 2016, the Company agreed to an adjustment as negotiated to enable inducement of further financing of the Company. Pursuant to the anti-dilution provisions in all the convertible instruments, the conversion price of certain convertible instruments is now $0.40 (with the exception of the conversion price of the October 2006 Debenture which is already priced at the lesser of $0.40 and 60% of the average of the lowest three trading prices occurring at any time during the 20 trading days preceding conversion).

In May 2016, the Company entered into a securities purchase agreement with twenty accredited investors to sell 10% convertible debentures, with and an exercise price of $0.40, with an initial principal balance of $1,390,044 and warrants to acquire up to 3,475,111 shares of the Company’s common stock at an exercise price of $0.45 per share.

In July 2016, the Company entered into a securities purchase agreement with one accredited investor to sell 10% convertible debentures, with and an exercise price of $0.40, with an initial principal balance of $112,135 and warrants to acquire up to 280,338 shares of the Company’s common stock at an exercise price of $0.45 per share.

In August 2016, the Company entered into a securities purchase agreement with one accredited investor to sell 10% convertible debentures up $1,000,000, with and an exercise price of $0.40, with an initial principal balance of $250,000 and warrants to acquire up to 2,500,000 shares of the Company’s common stock at an exercise price of $0.45 per share.

Allonges

On August 18, 2015, the Company entered into a settlement agreement with three noteholders.  In accordance with the July 24, 2014 Security Purchase Agreements, The Company was required to establish and maintain a reserve of shares of its common stock from its duly authorized shares of Common Stock for issuance in an amount equal to 150% of a required minimum by December 21, 2014 which did not occur.  As compensation for the default, the Company issued allonges to the noteholders for a total of $837,500, increasing the principal amount of the convertible notes.

On October 7, 2015, the Company entered into a settlement agreement with two noteholders.  In accordance with the July 24, 2014 Security Purchase Agreements, The Company was required to establish and maintain a reserve of shares of its common stock from its duly authorized shares of Common Stock for issuance in an amount equal to 150% of a required minimum by December 21, 2014 which did not occur.  As compensation for the default, the Company issued allonges to the noteholders for a total of $537,500, increasing the principal amount of the convertible notes.

On November 5, 2015, the Company entered into a Second Settlement Agreement with three noteholders. On August 18, 2015 the Company entered into a Settlement Agreement that required the Company to increase its authorized shares to not less 8,000,000 shares and reserve 150% of the number of shares of its Common Stock no later than the earlier of (1) two days after Oxis obtaining all corporate and regulatory approvals necessary to increase it authorized shares; or (2) September 30, 2015 which did not occur.  As compensation for the default, the Company issued additional allonges to the noteholders for a total of $837,500, increasing the principal amount of the convertible notes.

On Dec 5, 2015, the Company entered into a Second Settlement Agreement with three noteholders. On October 7, 2015 the Company entered into a Settlement Agreement that required the Company to increase its authorized shares to not less than 8,000,000 shares and reserve 150% of the number of shares of its Common Stock no later than the earlier of (1) two days after Oxis obtaining all corporate and regulatory approvals necessary to increase it authorized shares; or (2) September 30, 2015 which did not occur.  As compensation for the default, the Company issued additional allonges to the noteholders for a total of $537,500, increasing the principal amount of the convertible notes.

On July 15, 2015, the Company entered into a settlement agreement with one noteholder.  In accordance with a 10% Convertible Debenture Due July 24, 2016, The Company was required pay accrued interest in case upon a conversion of the debt within three business days for the conversion which did not occur.  As compensation for the default, the Company issued allonges to the noteholders for a total of $40,000, increasing the principal amount of the convertible notes.

Demand Notes

On May 15, 2009, the Company entered into a convertible demand promissory note with Bristol Capital, LLC for certain consulting services totaling $100,000. The note does not provide for any interest and is due upon demand by the holder. The note has been converted into common stock of the Company.

On June 22, 2009, the Company entered into a convertible demand promissory note with Theorem Group (“Theorem”) pursuant to which Theorem purchased an aggregate principal amount of $31,375 of convertible demand promissory notes for an aggregate purchase price of $25,000 (the “ 2009 Theorem Note”). The 2009 Theorem Note was subsequently sold as described below.

Simultaneously with the issuance of the 2009 Theorem Note, the Company issued Theorem a seven-year warrant (the “2009 Theorem Warrant”) to purchase 12,550 shares of common stock of the Company at a price equal to the lower of (i) $2.50 and (ii) 60% of the average of the three (3) lowest trading prices occurring at any time during the 20 trading days preceding the issue date of the Theorem Note (the “Exercise Price”). The 2009 Theorem Warrant may be exercised on a cashless basis if the shares of common stock underlying the 2009 Theorem Warrant are not then registered pursuant to an effective registration statement. In the event the 2009 Theorem Warrant is exercised on a cashless basis, we will not receive any proceeds.

On December 1, 2009, Theorem sold the 2009 Theorem Note to Net Capital Partners, Inc. (“Net Capital”). In December 2009, Net Capital converted $24,000 of the principal for 9,600 shares of the Company’s common stock. In January 2010, Net Capital converted the remaining $7,375 of principal amount for an additional 2,950 shares of the Company’s common stock.

On February 7, 2011 the Company entered into a convertible demand promissory note with Bristol pursuant to which Bristol purchased an aggregate principal amount of $31,375 of convertible demand promissory notes for an aggregate purchase price of $25,000 (the “February 2011 Bristol Note”). The February 2011 Bristol Note is convertible into shares of common stock of the Company at a price equal to $12.50 per share.

Simultaneously with the issuance of the February 2011 Bristol Note, the Company issued Bristol a Series A Warrant (the “February 2011 Bristol Series A Warrants”) to purchase 1,255 shares of the Company’s common stock at a per share exercise price of $15.625, and a Series B Warrant (the “February 2011 Bristol Series B Warrants” and, together with the February 2011 Bristol Series A Warrants, the “February 2011 Bristol Warrants”) to purchase 1,255 shares of the Company’s common stock at a per share exercise price of $18.75. The February 2011 Warrants are exercisable for up to seven years from the date of issue. The February 2011 Warrants may be exercised on a cashless basis if the shares of common stock underlying the February 2011 Warrants are not then registered pursuant to an effective registration statement. In the event the February 2011 Bristol Warrants are exercised on a cashless basis, the Company will not receive any proceeds.

On February 7, 2011 the Company entered into a convertible demand promissory note with Net Capital pursuant to which Net Capital purchased an aggregate principal amount of $31,375 of convertible demand promissory notes for an aggregate purchase price of $25,000 (the “February 2011 Net Capital Note”). The February 2011 Net Capital Note is convertible into shares of common stock of the Company at a price equal to $12.50 per share. As of September, 2012, the February 2011 Net Capital Note had been converted into shares of the Company’s common stock.

Simultaneously with the issuance of the February 2011 Net Capital Note, the Company issued Net Capital a Series A Warrant (the “February 2011 Net Capital Series A Warrants”) to purchase 1,255 shares of the Company’s common stock at a per share exercise price of $15.625, and a Series B Warrant (the “February 2011 Net Capital Series B Warrants” and, together with the February 2011 Net Capital Series A Warrants, the “February 2011 Net Capital Warrants”) to purchase 1,255 shares of the Company’s common stock at a per share exercise price of $18.75. The February 2011 Net Capital Warrants are exercisable for up to seven years from the date of issue. The February 2011 Net Capital Warrants may be exercised on a cashless basis if the shares of common stock underlying the February 2011 Net Capital Warrants are not then registered pursuant to an effective registration statement. In the event the February 2011 Net Capital Warrants are exercised on a cashless basis, the Company will not receive any proceeds.

On March 4, 2011 the Company entered into a convertible demand promissory note with Bristol pursuant to which Bristol purchased an aggregate principal amount of $31,375 of convertible demand promissory notes for an aggregate purchase price of $25,000 (the “March 2011 Bristol Note”). The March 2011 Bristol Note is convertible at the option of the holder at any time into shares of common stock, at a price equal to $12.50.

Simultaneously with the issuance of the March 2011 Bristol Note, the Company issued Bristol a Series A Warrant (the “March 2011 Bristol Series A Warrants”) to purchase 1,255 shares of the Company’s common stock at a per share exercise price of $15.625, and a Series B Warrant (the “March 2011 Bristol Series B Warrants” and, together with the March 2011 Bristol Series A Warrants, (the “March 2011 Bristol Warrants”) to purchase 1,255 shares of the Company’s common stock at a per share exercise price of $18.75. The March 2011 Warrants are exercisable for up to seven years from the date of issue. The March 2011 Warrants may be exercised on a cashless basis if the shares of common stock underlying the March 2011 Warrants are not then registered pursuant to an effective registration statement. In the event the March 2011 Warrants are exercised on a cashless basis, the Company will not receive any proceeds.

On April 4, 2011 the Company entered into a convertible demand promissory note with Net Capital pursuant to which Net Capital purchased an aggregate principal amount of $31,375 of convertible demand promissory notes for an aggregate purchase price of $25,000 (the “April 2011 Net Capital Note”). The April 2011 Net Capital Note is convertible into shares of common stock of the Company, at a price equal to $12.50 per share. As of September, 2012, the April 2011 Net Capital Note had been converted into shares of the Company’s common stock.

Simultaneously with the issuance of the Net Capital Note, the Company issued Net Capital a Series A Warrant (the “April 2011 Net Capital Series A Warrants”) to purchase 1,255 shares of common stock of the Company at a per share exercise price of $15.625, and a Series B Warrant (the “April 2011 Net Capital Series B Warrants” and, together with the April 2011 Net Capital Series A Warrants, the “April 2011 Net Capital Warrants”) to purchase 1,255 shares of common stock of the Company at a per share exercise price of $18.75. The April 2011 Net Capital Warrants are exercisable for up to seven years from the date of issue. The April 2011 Net Capital Warrants may be exercised on a cashless basis if the shares of common stock underlying the April 2011 Net Capital Warrants are not then registered pursuant to an effective registration statement. In the event the April 2011 Net Capital Warrants are exercised on a cashless basis, we will not receive any proceeds.

On October 26, 2011 the Company entered into a convertible demand promissory note with Theorem pursuant to which Theorem purchased an aggregate principal amount of $200,000 of convertible demand promissory notes for an aggregate purchase price of $157,217 (the “October 2011 Theorem Note”). The October 2011 Theorem Note is convertible into shares of common stock of the Company, at a price equal to $12.50 per share.

Simultaneously with the issuance of the October 2011 Theorem Note, the Company issued Theorem a Series A Warrant (the “October 2011 Series A Warrant”) to purchase 40,000 shares of common stock of the Company at a per share exercise price of $15.625, and a Series B Warrant (the “October 2011 Series B Warrants” and, together with the October 2011 Series A Warrants, the “October 2011 Warrants”) to purchase 40,000 shares of common stock of the Company at a per share exercise price of $18.75. The October 2011 Warrants are exercisable for up to seven years from the date of issue. The October 2011 Warrants may be exercised on a cashless basis if the shares of common stock underlying the October 2011 Warrants are not then registered pursuant to an effective registration statement. In the event the October 2011 Warrants are exercised on a cashless basis, we will not receive any proceeds.

All of the foregoing securities were issued in reliance upon an exemption from the registration requirements pursuant to Section 4(2) of the Securities Act of 1933, as amended.

On December 7, 2012, the Company entered into, and made its initial $315,000 borrowing under, a short-term loan agreement with two lenders pursuant to which it is permitted to borrow up to an aggregate of $350,000. The loans made under the loan agreement are evidence by the Company’s notes and secured pursuant to a Security Agreement, that is junior to the Company’s existing security arrangements under the Company’s October 26, 2006 Debentures but cover the same assets of the Company.

Interest on the Notes is at the rate of 18% per annum, payable on the first day of each month until maturity on May 1, 2013. On April 1, 2013, the Company was required to pay 25.7143% of the Loan, with the remaining balance due on May 1, 2013.

The full principal amount of the Loans may be due upon default under the terms of the Loan Agreement, the Notes or the Security Agreement.

Under the Loan Agreement, the Company is required to issue 266.67 shares of its common stock for each $1,000 of Loans made. Accordingly, on December 7, 2012, the Company issued 84,000 shares of its common stock. Assuming the entire amounts of Loans permitted under the Loan Agreement are borrowed, the Company will issue 93,334 shares in connection with the Loan Agreement.

In March 2013, the Company entered into, and made an additional $35,000 borrowing under, a short-term loan agreement with two lenders the Company entered into in December 2012, pursuant to which it is permitted to borrow up to an aggregate of $350,000. The loans made under the loan agreement are evidence by the Company’s notes and secured pursuant to a Security Agreement, that is junior to the Company’s existing security arrangements under the Company’s October 26, 2006 Debentures but cover the same assets of the Company.

Financing Agreement

On November 8, 2010, the Company entered into a financing arrangement with Gemini Pharmaceuticals, Inc., a product development and manufacturing partner of the Company, pursuant to which Gemini Pharmaceuticals made a $250,000 strategic equity investment in the Company and agreed to make a $750,000 purchase order line of credit facility available to the Company. The outstanding principal of all Advances under the Line of Credit will bear interest at the rate of interest of prime plus 2 percent per annum. There is $31,000 due on this credit line at September 30, 2016.

Convertible debentures

On October 25, 2006, the Company entered into a securities purchase agreement (“2006 Purchase Agreement”) with four accredited investors (the “2006 Purchasers”). In conjunction with the signing of the 2006 Purchase Agreement, the Company issued secured convertible debentures (“2006 Debentures”) and Series A, B, C, D, and E common stock warrants (“2006 Warrants”) to the 2006 Purchasers, and the parties also entered into a security agreement (the “2006 Security Agreement”) pursuant to which the Company agreed to grant the 2006 Purchasers, pari passu, a security interest in substantially all of the Company’s assets.

Pursuant to the terms of the 2006 Purchase Agreement, the Company issued the 2006 Debentures in an aggregate principal amount of $1,694,250 to the 2006 Purchasers. The 2006 Debentures are subject to an original issue discount of 20.318% resulting in proceeds to the Company of $1,350,000 from the transaction. The 2006 Debentures were due on October 25, 2008. The 2006 Debentures are convertible, at the option of the 2006 Purchasers, at any time prior to payment in full, into shares of common stock of the Company. As a result of the full ratchet anti-dilution provision the current conversion price is $2.50 per share (the “2006 Conversion Price”). Beginning on the first of the month beginning February 1, 2007, the Company was required to amortize the 2006 Debentures in equal installments on a monthly basis resulting in a complete repayment by the maturity date (the “Monthly Redemption Amounts”). The Monthly Redemption Amounts could have been paid in cash or in shares, subject to certain restrictions. If the Company chose to make any Monthly Redemption Amount payment in shares of common stock, the price per share would have been the lesser of the Conversion Price then in effect and 85% of the weighted average price for the 10-trading days prior to the due date of the Monthly Redemption Amount. The Company did not make any of the required monthly redemption payments.

Pursuant to the provisions of the 2006 Debentures, such non-payment was an event of default and penalty interest has accrued on the unpaid redemption balance at an interest rate equal to the lower of 18% per annum and the maximum rate permitted by applicable law. In addition, each of the 2006 Purchasers has the right to accelerate the cash repayment of at least 130% of the outstanding principal amount of the 2006 Debenture (plus accrued but unpaid liquidated damages and interest) and to sell substantially all of the Company’s assets pursuant to the provisions of the 2006 Security Agreement to satisfy any such unpaid balance. On June 6, 2008, the Company received notification from Bristol Investment Fund, Ltd (“Bristol”), that the collateral held under the 2006 Security Agreement would be sold to the highest qualified bidder on Thursday, June 19, 2008. On June 19, 2008, the Company received a Notice of Disposition of Collateral from Bristol in which Bristol notified the Company that Bristol, acting as the agent for itself and the three other 2006 Purchasers, purchased certain assets held as collateral under the 2006 Security Agreement. Bristol purchased 111,025 shares of common stock of BioCheck, Inc., the Company’s majority owned subsidiary, on a credit bid of $50,000, and Bristol also purchased 1,000 shares of the capital stock of OXIS Therapeutics, Inc., a wholly owned subsidiary of OXIS, for a credit bid of $10,000. In December 2005, OXIS purchased the 111,025 shares of common stock of BioCheck, Inc. for $3,060,000. After crediting the aggregate amount of $60,000 to the aggregate amount due under the 2006 Debentures, plus fees and charges due through June 19, 2008, Bristol notified the Company that the Company remains obligated to the 2006 Purchasers in a deficiency in an aggregate amount of $2,688,000 as of June 19, 2008. As a result of the disposition of the collateral, the Company recorded a net loss aggregating $2,978,000.

Under the 2006 Purchase Agreement, the 2006 Purchasers also have a right of first refusal to participate in up to 100% of any future financing undertaken by the Company until the 2006 Debentures are no longer outstanding. In addition, the Company is also prohibited from effecting any subsequent financing involving a variable rate transaction until such time as no 2006 Purchaser holds any of the 2006 Debentures. Furthermore, so long as any 2006 Purchaser holds any of the securities issued under the 2006 Purchase Agreement, if the Company issues or sells any common stock or instruments convertible into common stock which a 2006 Purchaser reasonably believes is on terms more favorable to such investors than the terms pursuant to the 2006 Debentures or 2006 Warrants, the Company is obligated to permit such 2006 Purchaser the benefits of such better terms.

Of the 2006 Warrants issued by the Company to the 2006 Purchasers, only the Series A Warrants remain outstanding. The Series A Warrants, which now expire in July 2019, permit the holders to purchase 9,681 shares of common stock at an original exercise price of $87.50 per share. Such exercise price is adjustable pursuant to a full ratchet anti-dilution provision and upon the occurrence of a stock split or a related event.

During 2009, Bristol converted $177,900 of the principal amount of 2006 Debentures for 71,160 shares of the Company’s common stock. During 2010, Bristol converted an additional $401,000 of the principal amount of 2006 Debentures for 160,400 shares of the Company’s common stock. During 2011, an additional $605,000 of the principal amount of 2006 Debentures was converted into 242,000 shares of the Company’s common stock. During 2012, an additional $369,625 of the principal amount of 2006 Debentures was converted into 350,619 shares of the Company’s common stock.

The 2006 Debentures do not meet the definition of a “conventional convertible debt instrument” since they are not convertible into a fixed number of shares. The Monthly Redemption Amounts can be paid with common stock at a conversion price that is a percentage of the market price; therefore the number of shares that could be required to be delivered upon “net-share settlement” is essentially indeterminate. Therefore, the 2006 Debentures are considered “non-conventional,” which means that the conversion feature must be bifurcated from the debt and shown as a separate derivative liability. This beneficial conversion liability has been calculated to be $690,000 on October 25, 2006. In addition, since the 2006 Debentures are convertible into an indeterminate number of shares of common stock, it is assumed that the Company could never have enough authorized and unissued shares to settle the conversion of the 2006 Warrants issues in this transaction into common stock. Therefore, the 2006 Warrants have a fair value of $2,334,000 at October 25, 2006. The value of the 2006 Warrant was calculated using the Black-Scholes model using the following assumptions: Discount rate of 4.5%, volatility of 158% and expected term of 1 to 6 years. The fair value of the beneficial conversion feature and the 2006 Warrant liability will be adjusted to fair value on each balance sheet date with the change being shown as a component of net loss. The fair value of the beneficial conversion feature and the 2006 Warrants at the inception of the 2006 Debentures were $690,000 and $2,334,000, respectively. The first $1,350,000 of these discounts was amortized over the term of the 2006 Debenture and the excess of $1,674,000 was shown as financing costs in statement of operations.

The Company and Bristol entered into a Forbearance Agreement on December 3, 2015, pursuant to which Bristol agreed to refrain and forbear from exercising certain rights and remedies with respect the 2006 Debentures for three months.  In exchange for the Forbearance Agreement, the Company issued an allonge in the amount of $250,000 increasing the principal amount if the 2006 Debentures.

On October 1, 2009, the Company entered into a financing arrangement with several accredited investors (the “2009 Investors”), pursuant to which it sold various securities in consideration of a maximum aggregate purchase price of $2,000,000 (the “2009 Financing”). In connection with the 2009 Financing, the Company issued the following securities to the 2009 Investors:

•	0% Convertible Debentures in the principal amount of $2,000,000 due 24 months from the date of issuance (the “ 2009 Debentures”), convertible into shares of the Company’s common stock at a per share conversion price equal to $12.50 per share;
•	Series A warrant to purchase such number of shares of the Company’s common stock equal to 50% of the principal amount invested by each 2009 Investor (the “2009 Class A Warrants” ) resulting in the issuance of Class A Warrants to purchase 80,000 shares of common stock of the Company.
•	Series B warrant to purchase such number of shares of the Company’s common stock equal to 50% of the principal amount invested by each 2009 Investor (the “2009 Class B Warrants”) resulting in the issuance of Class B Warrants to purchase 80,000 shares of common stock of the Company.

The Class A Warrants and Class B Warrants (collectively, the “ 2009 Warrants”) are exercisable for up to five years from the date of issue at a per share exercise price equal to $15.625 and $18.75 for the Class A Warrants and the Class B Warrants, respectively, on a cash or cashless basis. The 2009 Debentures and the 2009 Warrants are collectively referred to herein as the “2009 Securities”.

In connection with the sale of the 2009 Securities by the Company, the Company and Bristol entered a Standstill and Forbearance Agreement, pursuant to which Bristol agreed to refrain and forbear from exercising certain rights and remedies with respect to (i) the 2006 Debentures and (ii) certain demand notes (the “Bridge Notes”) issued by the Company on October 8, 2008, March 19, 2009, April 7, 2009, April 28, 2009, May 21, 2009 and June 25, 2009 and discussed under the caption “Demand Notes” below. In connection with the sale of the 2009 Securities by the Company, the Company and Bristol have also entered into a waiver agreement (the “Waiver Agreement”) pursuant to which Bristol waived certain rights with respect to the 2006 Debentures and Bridge Notes.

The conversion price of the 2009 Debentures and the exercise price of the 2009 Warrants are subject to full ratchet anti-dilution adjustment in the event that the Company thereafter issues common stock or common stock equivalents at a price per share less than the conversion price or the exercise price, respectively, and to other normal and customary anti-dilution adjustment upon certain other events. So long as the 2009 Debentures are outstanding, if the Company effects a subsequent financing, the October 2009 Investors may elect, in their sole discretion, to exchange all or some of the October 2009 Debentures (but not the 2009 Warrants) for any securities or units issued in a subsequent financing on a $1.00 for $1.00 basis or to have any particular provisions of the subsequent financing legal documents apply to the documents utilized for the October 2009 Financing.

The Company also agreed that if it determines to prepare and file with the Commission a registration statement relating to an offering for its own account or the account of others, then it shall include the shares of common stock underlying the 2009 Securities on such registration statement. The 2009 Investors have contractually agreed to restrict their ability to convert the 2009 Debentures and exercise the 2009 Warrants and receive shares of our common stock such that the number of shares of the Company common stock held by a 2009 Investor and its affiliates after such conversion or exercise does not exceed 4.9% of the Company’s then issued and outstanding shares of common stock.

During 2010, 2009 Investors converted $1,335,000 of the principal amount of 2009 Debentures for 106,800 shares of the Company’s common stock. During 2011, 2009 Investors converted $610,000 of the principal amount of 2009 Debentures for 48,800 shares of the Company’s common stock. Accordingly, at December 31, 2015, $55,000 in aggregate principal amount of 2009 Debentures remained outstanding.

The Company entered into a Forbearance Agreement on December 3, 2015, pursuant to which the remaining 2009 Debenture holder agreed to refrain and forbear from exercising certain rights and remedies with respect the 2009 Debentures for three months.  In exchange for the Forbearance Agreement, the Company issued an allonge in the amount of $250,000 increasing the principal amount of the 2009 Debentures.

On June 1, 2011, the Company entered into a financing arrangement with several accredited investors (the “June 2011 Investors”), pursuant to which it sold various securities in consideration of a maximum aggregate purchase price of $500,000 (the “June 2011 Financing”). In connection with the June 2011 Financing, the Company issued the following securities to the June 2011 Investors:

•	12% Convertible Debentures in the principal amount of $500,000 due April 15, 2012, convertible into shares of the Company’s common stock at a per share conversion price equal to $25.00 per share; and
•	Warrants to purchase 20,000 of shares of the Company’s common stock. The warrants are exercisable, on a cash or cashless basis, for up to two years from the date of issue at a per share exercise price equal to $37.50. During 2015, the exercise price was adjusted to $1.25 and the exercise date was extended to June 2019.

In November, 2011, the Company entered into a financing arrangement with several accredited investors (the “November 2011 Investors”), pursuant to which it sold various securities in consideration of a maximum aggregate purchase price of $275,000 (the “November 2011 Financing”). In connection with the November 2011 Financing, the Company issued the following securities to the November 2011 Investors:

•	8% Convertible Debentures in the principal amount of $275,000 due in two years, convertible into shares of the Company’s common stock at a per share conversion price equal to $12.50 per share; and
•	Warrants to purchase 22,000 of shares of the Company’s common stock. The Class A Warrants and Class B Warrants (collectively, the “Warrants”) are exercisable for up to five years from the date of issue at a per share exercise price equal to $15.625 and $18.75 for the Class A Warrants and the Class B Warrants, respectively, on a cash or cashless basis.

In March, 2012, the Company entered into a financing arrangement with several accredited investors pursuant to which it sold various securities in consideration of a maximum aggregate purchase price of $617,500 (the “March 2012 Financing”). In connection with the March 2012 Financing, the Company issued the following securities to the investors:

•	8% Convertible Debentures in the principal amount of $617,500 due in two years, convertible into shares of the Company’s common stock at a per share conversion price equal to $12.50 per share; and
•	Warrants to purchase 49,400 of shares of the Company’s common stock. The Class A Warrants and Class B Warrants (collectively, the “ March 2012 Warrants”) are exercisable for up to five years from the date of issue at a per share exercise price equal $15.625 and $18.75 for the Class A Warrants and the Class B Warrants, respectively, on a cash or cashless basis.

In April 2012, the Company agreed to an adjustment as negotiated to enable inducement of further financing of the Company.  Pursuant to the anti-dilution provisions in the convertible instruments, the conversion price of certain convertible instruments is now $2.50 (with the exception of the conversion price of the October 2006 Debenture which is already priced at the lesser of $2.50 and 60% of the average of the lowest three trading prices occurring at any time during the 20 trading days preceding conversion).

In May, 2012, the Company entered into a financing arrangement with several accredited investors pursuant to which it sold various securities in consideration of a maximum aggregate purchase price of $275,000 (the “May 2012 Financing”). In connection with the May 2012 Financing, the Company issued the following securities to the investors:

•	8% Convertible Debentures in the principal amount of $275,000 due May 2014, convertible into shares of the Company’s common stock at a per share conversion price equal to $12.50 per share; and
•	Warrants to purchase 22,000 of shares of the Company’s common stock. The Class A Warrants and Class B Warrants (collectively, the “ May 2012 Warrants”) are exercisable for up to five years from the date of issue at a per share exercise price equal to $15.625 and $18.75 for the Class A Warrants and the Class B Warrants, respectively, on a cash or cashless basis.

On August 8, 2012, a Settlement Agreement and Mutual General Release ("Agreement") was made by and between OXIS and Bristol Investment Fund, Ltd., in order to settle certain claims regarding certain convertible debentures held by Bristol.

Pursuant to the Agreement, OXIS shall pay Bristol (half of which payment would redound to Theorem Capital LLC (“Theorem”)) a total of $1,119,778 as payment in full for the losses suffered and all costs incurred by Bristol in connection with the Transaction. Payment of such $1,119,778 shall be made as follows: OXIS shall issue restricted common stock to each of Bristol and Merit, in an amount such that each Bristol and Theorem shall hold no more than 9.99% of the outstanding shares of OXIS (including any shares that each may hold as of the date of issuance). The shares so issued represent $417,475.65 of the $1,119,778 payment (111,327 shares at $3.75 per share, of which 36,675 will be retained by Bristol and 74,652 will be issued to Theorem). The remaining balance of the payment shall be made in the form of two convertible promissory notes in the respective amounts of $422,357.75 for Bristol and $279,944.60 for Theorem (collectively, the “Notes”) with a maturity of December 1, 2017 having an 8% annual interest rate, with interest only accruing until January 1, 2013, and then level payments of $3,750 each beginning January 1, 2013 until paid in full on December 1, 2017. In the event a default in the monthly payments on the Notes has occurred and is continuing each holder of the Notes shall be permitted to convert the unpaid principal and interest of the Notes into shares of OXIS at $2.50 cents per share.  In the absence of such continuing default no conversion of the Notes will be permitted. OXIS will have the right to repay the Notes in full at any time without penalty.

Effective April, 2013 the Company entered into a securities purchase agreement with one accredited investor to sell 10% convertible debentures with an initial principal balance of $75,000.

In October and November, 2013, the Company entered into a securities purchase agreement with four accredited investors to sell 10% convertible debentures with an initial principal balance of $172,000 and warrants to acquire up to 98,286 shares of the Company’s common stock at an exercise price of $2.50 per share.

In December, 2013, the Company entered into a convertible demand promissory note with an initial principal balance of $189,662 convertible at $1.75 per share and warrants to acquire up to 108,378 shares of the Company’s common stock at an exercise price of $2.50 per share.

In January, 2014, the Company entered into a securities purchase agreement with one accredited investor to sell 10% convertible debentures with an initial principal balance of $50,000 and warrants to acquire up to 28,571 shares of the Company’s common stock at an exercise price of $2.50 per share.

In April, 2014, the Company entered into a securities purchase agreement with three accredited investors to sell 10% convertible debentures with an initial principal balance of $49,000 and warrants to acquire up to 22,286 shares of the Company’s common stock at an exercise price of $2.50 per share.

In July 2014, the Company agreed to an adjustment as negotiated to enable inducement of further financing of the Company.  Pursuant to the anti-dilution provisions in the convertible instruments, the conversion price of certain convertible instruments is now $1.75 (with the exception of the conversion price of the October 2006 Debenture which is already priced at the lesser of $1.75 and 60% of the average of the lowest three trading prices occurring at any time during the 20 trading days preceding conversion).

On July 24, 2014, the Company entered into a securities purchase agreement with ten accredited investors to sell 10% convertible debentures, with an exercise price of $1.75, with an initial principal balance of $1,250,000 and warrants to acquire up to 714,286 shares of the Company’s common stock at an exercise price of $2.50 per share.

Also on July 24, 2014, the Company sold to Kenneth Eaton, the Company’s Chief Executive Officer, a $175,000 debenture, with an exercise price of $1.75, as payment in full for all accrued and unpaid salary and fees owed to Mr. Eaton.

On October 15, 2014, the Company entered into a securities purchase agreement with three accredited investors to sell 10% convertible debentures, with an exercise price of $2.50, with an initial principal balance of $1,250,000 and warrants to acquire up to 400,000 shares of the Company’s common stock at an exercise price of $5.00 per share.

On February 23, 2015, the Company entered into a securities purchase agreement with ten accredited investors to sell 10% convertible debentures, with an exercise price of $6.25, with an initial principal balance of $2,350,000 and warrants to acquire up to 376,000 shares of the Company’s common stock at an exercise price of $7.50 per share.

Effective July 2015, the Company entered into a securities purchase agreement with three accredited investors to sell 10% convertible debentures, with an exercise price of $5.00, with an initial principal balance of $550,000 and warrants to acquire up to 111,765 shares of the Company’s common stock at an exercise price of $6.25 per share.

Effective October 2015, the Company entered into a securities purchase agreement with three accredited investors to sell 10% convertible debentures, with an exercise price of $2.50, with an initial principal balance of $500,000 and warrants to acquire up to 200,000 shares of the Company’s common stock at an exercise price of $2.50 per share.

Effective November 2015, the Company entered into a securities purchase agreement with two accredited investors to sell 10% convertible debentures, with an exercise price of $2.50, with an initial principal balance of $100,000 and warrants to acquire up to 80,000 shares of the Company’s common stock at an exercise price of $2.50 per share.

Effective December 2015, the Company entered into a securities purchase agreement with two accredited investors to sell 10% convertible debentures, with and an exercise price of $1.25, with an initial principal balance of $350,000 and warrants to acquire up to 280,000 shares of the Company’s common stock at an exercise price of $1.25 per share.

In December 2015, the Company agreed to an adjustment as negotiated to enable inducement of further financing of the Company.  Pursuant to the anti-dilution provisions in all the convertible instruments, the conversion price of certain convertible instruments is now $1.25 (with the exception of the conversion price of the October 2006 Debenture which is already priced at the lesser of $1.25 and 60% of the average of the lowest three trading prices occurring at any time during the 20 trading days preceding conversion).

Allonges

On August 18, 2015, the Company entered into a settlement agreement with three noteholders.  In accordance with the July 24, 2014 Security Purchase Agreements, The Company was required to establish and maintain a reserve of shares of its common stock from its duly authorized shares of Common Stock for issuance in an amount equal to 150% of a required minimum by December 21, 2014 which did not occur.  As compensation for the default, the Company issued allonges to the noteholders for a total of $812,500, increasing the principal amount of the convertible notes.

On October 7, 2015, the Company entered into a settlement agreement with two noteholders.  In accordance with the July 24, 2014 Security Purchase Agreements, The Company was required to establish and maintain a reserve of shares of its common stock from its duly authorized shares of Common Stock for issuance in an amount equal to 150% of a required minimum by December 21, 2014 which did not occur.  As compensation for the default, the Company issued allonges to the noteholders for a total of $537,500, increasing the principal amount of the convertible notes.

On November 5, 2015, the Company entered into a Second Settlement Agreement with three noteholders. On August 18, 2015 the Company entered into a Settlement Agreement that required the Company to increase its authorized shares to not less 8,000,000 shares and reserve 150% of the number of shares of its Common Stock no later than the earlier of (1) two days after Oxis obtaining all corporate and regulatory approvals necessary to increase it authorized shares; or (2) September 30, 2015 which did not occur.  As compensation for the default, the Company issued additional allonges to the noteholders for a total of $837,500, increasing the principal amount of the convertible notes.

On Dec 5, 2015, the Company entered into a Second Settlement Agreement with three noteholders. On October 7, 2015 the Company entered into a Settlement Agreement that required the Company to increase its authorized shares to not less than 8,000,000 shares and reserve 150% of the number of shares of its Common Stock no later than the earlier of (1) two days after Oxis obtaining all corporate and regulatory approvals necessary to increase it authorized shares; or (2) September 30, 2015 which did not occur.  As compensation for the default, the Company issued additional allonges to the noteholders for a total of $537,500, increasing the principal amount of the convertible notes.

Demand Notes

On May 15, 2009, the Company entered into a convertible demand promissory note with Bristol Capital, LLC for certain consulting services totaling $100,000. The note does not provide for any interest and is due upon demand by the holder. The note has been converted into common stock of the Company.

On June 22, 2009, the Company entered into a convertible demand promissory note with Theorem Group (“Theorem”) pursuant to which Theorem purchased an aggregate principal amount of $31,375 of convertible demand promissory notes for an aggregate purchase price of $25,000 (the “ 2009 Theorem Note”). The 2009 Theorem Note was subsequently sold as described below.

Simultaneously with the issuance of the 2009 Theorem Note, the Company issued Theorem a seven-year warrant (the “2009 Theorem Warrant”) to purchase 12,550 shares of common stock of the Company at a price equal to the lower of (i) $2.50 and (ii) 60% of the average of the three (3) lowest trading prices occurring at any time during the 20 trading days preceding the issue date of the Theorem Note (the “Exercise Price”). The 2009 Theorem Warrant may be exercised on a cashless basis if the shares of common stock underlying the 2009 Theorem Warrant are not then registered pursuant to an effective registration statement. In the event the 2009 Theorem Warrant is exercised on a cashless basis, we will not receive any proceeds.

On December 1, 2009, Theorem sold the 2009 Theorem Note to Net Capital Partners, Inc. (“Net Capital”). In December 2009, Net Capital converted $24,000 of the principal for 9,600 shares of the Company’s common stock. In January 2010, Net Capital converted the remaining $7,375 of principal amount for an additional 2,950 shares of the Company’s common stock.

On February 7, 2011 the Company entered into a convertible demand promissory note with Bristol pursuant to which Bristol purchased an aggregate principal amount of $31,375 of convertible demand promissory notes for an aggregate purchase price of $25,000 (the “February 2011 Bristol Note”). The February 2011 Bristol Note is convertible into shares of common stock of the Company at a price equal to $12.50 per share.

Simultaneously with the issuance of the February 2011 Bristol Note, the Company issued Bristol a Series A Warrant (the “February 2011 Bristol Series A Warrants”) to purchase 1,255 shares of the Company’s common stock at a per share exercise price of $15.625, and a Series B Warrant (the “February 2011 Bristol Series B Warrants” and, together with the February 2011 Bristol Series A Warrants, the “February 2011 Bristol Warrants”) to purchase 1,255 shares of the Company’s common stock at a per share exercise price of $18.75. The February 2011 Warrants are exercisable for up to seven years from the date of issue. The February 2011 Warrants may be exercised on a cashless basis if the shares of common stock underlying the February 2011 Warrants are not then registered pursuant to an effective registration statement. In the event the February 2011 Bristol Warrants are exercised on a cashless basis, the Company will not receive any proceeds.

On February 7, 2011 the Company entered into a convertible demand promissory note with Net Capital pursuant to which Net Capital purchased an aggregate principal amount of $31,375 of convertible demand promissory notes for an aggregate purchase price of $25,000 (the “February 2011 Net Capital Note”). The February 2011 Net Capital Note is convertible into shares of common stock of the Company at a price equal to $12.50 per share. As of September, 2012, the February 2011 Net Capital Note had been converted into shares of the Company’s common stock.

Simultaneously with the issuance of the February 2011 Net Capital Note, the Company issued Net Capital a Series A Warrant (the “February 2011 Net Capital Series A Warrants”) to purchase 1,255 shares of the Company’s common stock at a per share exercise price of $15.625, and a Series B Warrant (the “February 2011 Net Capital Series B Warrants” and, together with the February 2011 Net Capital Series A Warrants, the “February 2011 Net Capital Warrants”) to purchase 1,255 shares of the Company’s common stock at a per share exercise price of $18.75. The February 2011 Net Capital Warrants are exercisable for up to seven years from the date of issue. The February 2011 Net Capital Warrants may be exercised on a cashless basis if the shares of common stock underlying the February 2011 Net Capital Warrants are not then registered pursuant to an effective registration statement. In the event the February 2011 Net Capital Warrants are exercised on a cashless basis, the Company will not receive any proceeds.

On March 4, 2011 the Company entered into a convertible demand promissory note with Bristol pursuant to which Bristol purchased an aggregate principal amount of $31,375 of convertible demand promissory notes for an aggregate purchase price of $25,000 (the “March 2011 Bristol Note”). The March 2011 Bristol Note is convertible at the option of the holder at any time into shares of common stock, at a price equal to $12.50.

Simultaneously with the issuance of the March 2011 Bristol Note, the Company issued Bristol a Series A Warrant (the “March 2011 Bristol Series A Warrants”) to purchase 1,255 shares of the Company’s common stock at a per share exercise price of $15.625, and a Series B Warrant (the “March 2011 Bristol Series B Warrants” and, together with the March 2011 Bristol Series A Warrants, (the “March 2011 Bristol Warrants”) to purchase 1,255 shares of the Company’s common stock at a per share exercise price of $18.75. The March 2011 Warrants are exercisable for up to seven years from the date of issue. The March 2011 Warrants may be exercised on a cashless basis if the shares of common stock underlying the March 2011 Warrants are not then registered pursuant to an effective registration statement. In the event the March 2011 Warrants are exercised on a cashless basis, the Company will not receive any proceeds.

On April 4, 2011 the Company entered into a convertible demand promissory note with Net Capital pursuant to which Net Capital purchased an aggregate principal amount of $31,375 of convertible demand promissory notes for an aggregate purchase price of $25,000 (the “April 2011 Net Capital Note”). The April 2011 Net Capital Note is convertible into shares of common stock of the Company, at a price equal to $12.50 per share.  As of September, 2012, the April 2011 Net Capital Note had been converted into shares of the Company’s common stock.

Simultaneously with the issuance of the Net Capital Note, the Company issued Net Capital a Series A Warrant (the “April 2011 Net Capital Series A Warrants”) to purchase 1,255 shares of common stock of the Company at a per share exercise price of $15.625, and a Series B Warrant (the “April 2011 Net Capital Series B Warrants” and, together with the April 2011 Net Capital Series A Warrants, the “April 2011 Net Capital Warrants”) to purchase 1,255 shares of common stock of the Company at a per share exercise price of $18.75. The April 2011 Net Capital Warrants are exercisable for up to seven years from the date of issue. The April 2011 Net Capital Warrants may be exercised on a cashless basis if the shares of common stock underlying the April 2011 Net Capital Warrants are not then registered pursuant to an effective registration statement. In the event the April 2011 Net Capital Warrants are exercised on a cashless basis, we will not receive any proceeds.

On October 26, 2011 the Company entered into a convertible demand promissory note with Theorem pursuant to which Theorem purchased an aggregate principal amount of $200,000 of convertible demand promissory notes for an aggregate purchase price of $157,217 (the “October 2011 Theorem Note”). The October 2011 Theorem Note is convertible into shares of common stock of the Company, at a price equal to $12.50 per share.

Simultaneously with the issuance of the October 2011 Theorem Note, the Company issued Theorem a Series A Warrant (the “October 2011 Series A Warrant”) to purchase 40,000 shares of common stock of the Company at a per share exercise price of $15.625, and a Series B Warrant (the “October 2011 Series B Warrants” and, together with the October 2011 Series A Warrants, the “October 2011 Warrants”) to purchase 40,000 shares of common stock of the Company at a per share exercise price of $18.75. The October 2011 Warrants are exercisable for up to seven years from the date of issue. The October 2011 Warrants may be exercised on a cashless basis if the shares of common stock underlying the October 2011 Warrants are not then registered pursuant to an effective registration statement. In the event the October 2011 Warrants are exercised on a cashless basis, we will not receive any proceeds.

All of the foregoing securities were issued in reliance upon an exemption from the registration requirements pursuant to Section 4(2) of the Securities Act of 1933, as amended.

On December 7, 2012, the Company entered into, and made its initial $315,000 borrowing under, a short-term loan agreement with two lenders pursuant to which it is permitted to borrow up to an aggregate of $350,000. The loans made under the loan agreement are evidence by the Company’s  notes  and secured pursuant to a Security Agreement, that is junior to the Company’s existing security arrangements under the Company’s October 26, 2006 Debentures  but cover the same assets of the Company.

Interest on the Notes is at the rate of 18% per annum, payable on the first day of each month until maturity on May 1, 2013. On April 1, 2013, the Company was required to pay 25.7143% of the Loan, with the remaining balance due on May 1, 2013.

The full principal amount of the Loans may be due upon default under the terms of the Loan Agreement, the Notes or the Security Agreement.

Under the Loan Agreement, the Company is required to issue 266.67 shares of its common stock for each $1,000 of Loans made. Accordingly, on December 7, 2012, the Company issued 84,000 shares of its common stock. Assuming the entire amounts of Loans permitted under the Loan Agreement are borrowed, the Company will issue 93,334 shares in connection with the Loan Agreement.

In March 2013, the Company entered into, and made an additional $35,000 borrowing under, a short-term loan agreement with two lenders the Company entered into in December 2012, pursuant to which it is permitted to borrow up to an aggregate of $350,000. The loans made under the loan agreement are evidence by the Company’s  notes  and secured pursuant to a Security Agreement, that is junior to the Company’s existing security arrangements under the Company’s October 26, 2006 Debentures  but cover the same assets of the Company.

Financing Agreement

On November 8, 2010, the Company entered into a financing arrangement with Gemini Pharmaceuticals, Inc., a product development and manufacturing partner of the Company, pursuant to which Gemini Pharmaceuticals made a $250,000 strategic equity investment in the Company and agreed to make a $750,000 purchase order line of credit facility available to the Company.

The aggregate amount of outstanding Advances available to the Company under the Line of Credit may not exceed $750,000.00 at any time. The credit amounts available to the Company will be tiered, starting at $250,000 and will ramp up to $500,000 and then $750,000 upon achievement of determined milestones. The Advances requested under the Line of Credit may only be used for purchases of products and inventory from Gemini Pharmaceuticals.

The outstanding principal of all Advances under the Line of Credit will bear interest at the rate of interest of prime plus 2 percent per annum.

In partial consideration of the commitment made by Gemini Pharmaceuticals under the Line of Credit, the Company has issued to Gemini, non-callable 5-year warrants to purchase 1,200 additional shares of Common Stock at a share price of $30.00. The warrants contain a cashless exercise provision. The warrants vest as follows: 50% immediately, 25% when the credit line is increased to $500,000, and the remaining 25% when the credit line is increased to $750,000.  These warrants expired in October 2015. There is $31,000 due on this credit line at December 31, 2015.

Joint Ventures

In March 2011, the Company agreed to form a joint venture with engage:BDR, Inc., an on-line marketing company that offers both premium and placement-specific display marketing solutions and the ability to distribute campaigns through its own display platforms and channels.  engage:BDR partners with most of comScore's top 1000 websites (globally) for the most advanced display marketing capabilities.  Under the joint venture agreement, engage:BDR will provide a full range of online marketing services to the joint venture, including developing brand strategy, the design of all digital media and interfaces, online media planning and buying, leveraging and integrating social media, and customer analysis.

In March 2012 the Company signed a term sheet with engage:BDR that further evidences its arrangement and that permits both parties to commence operations under the arrangement.  The parties contemplate that the existing binding arrangement will be evidenced by a formal limited liability company agreement that the parties are preparing. The following is a summary of the principal provisions of our joint venture arrangement (the “Joint Venture”) with engage:BDR, Inc.:

A.           The Company has agreed to grant the Joint Venture an exclusive license for the on-line marketing of products containing EGT™.  The first product to be marketed and sold through the Joint Venture shall be OXIS’ ErgoFlex™ product, which product was successfully test marketed in mail offering in late 2010 and early 2011.  Additional OXIS products designated by the Company will be offered by the Joint Venture.  If both parties agree, third party products may also be offered through the Joint Venture.  However, nothing in the Joint Venture is intended to prohibit the Company from marketing, distributing and selling ErgoFlex™ or any of its other current or future products by means other than through online sales.

B.           OXIS and engage:BDR have agreed to make the following  contributions to the Joint Venture:

(a)           OXIS will contribute up to $240,000 during the first year following the formation of the Joint Venture.  These funds will be provided if, when and as needed by the Joint Venture.  OXIS’ cash capital contribution will be used (i) to purchase ErgoFlex and other products from OXIS, at OXIS’ cost, without any markup, (ii) to purchase website media inventory from engage:BDR, at engage:BDR’s cost, plus a 15% administrative mark-up, and (iii) to fund the Joint Venture’s other operating costs.  engage:BDR has agreed to waive the 15% administrative mark-up through December 31, 2012.

(b)           In addition to the cash, OXIS’ contribution to the Joint Venture includes the exclusive license for the on-line marketing of any products created by OXIS which utilize its proprietary EGT™.

(c)           engage:BDR , at its own cost and expense, is designing, developing and providing to the Joint Venture, on a turnkey basis, all online product offering systems and technologies, including website layouts, landing pages, graphic designs, display advertising, rich media, in-banner and in-stream video development.  During the initial start-up phase of the Joint Venture, engage:BDR will, at its own cost and expense, also manage all day-to-day online activities of the Joint Venture. Cash from operations in excess of the amounts needed for its operations and for reasonable reserves, shall be distributed by the Joint Venture in the following order:

(a)           First, to OXIS on a cumulative basis, an amount equal to the cash that OXIS contributed to the Joint Venture, and

(b)           Thereafter, all excess net operating cash will be distributed 50.1% to OXIS and 49.9% to engage:BDR.

C.           The administrative affairs of the Joint Venture shall be managed by a committee consisting of one representative of each Joint Venture member.

As additional consideration for engage:BDR entering into the Joint Venture and for contributing its services in designing, developing and implementing the advertising platform, at the time that the Joint Venture operating agreement is signed, OXIS will grant engage:BDR a two-year option to purchase OXIS securities.  The option shall entitle engage:BDR to purchase the type of securities sold by us in a future $6,000,000 or more financing, on the same terms and conditions, and at the same price, as such securities are sold to third party investors in such financing.  The number of such securities that engage:BDR may purchase upon the exercise of the option (determined by assuming all convertible securities are converted and all exercisable securities are exercised) shall be equal to 4.99% of the Company’s common stock issued and outstanding on the date the Joint Venture agreement is signed.  If the Company has not raised $6,000,000 by December 31, 2012, commencing on that date, engage:BDR will have a two-year right to purchase OXIS’ common stock at a price equal to $7.50.  OXIS has also agreed to issue to engage:BDR a warrant to purchase up to 20,000 shares of its common stock if the Joint Venture, through engage:BDR efforts, attains certain revenue and profits targets.  The warrant will have an exercise price of $7.50 per share. This joint venture ceased operations in 2014.